Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Components Of Deferred Tax Liabilities (Assets)
	2014	2013
Depreciation and amortization	$47,082	$43,623
Intangibles (nonamortizable)	1,874	1,874
Employee benefits	(11,679)	(9,072)
Net operating loss and other carryforwards	(2,126)	(2,272)
Other – net	69	29
Subtotal	35,220	34,182
Deferred tax assets valuation allowance	1,182	927
Net deferred tax liabilities	$36,402	$35,109

Net long-term deferred tax liabilities	$37,544	$36,308
Less: Net current deferred tax assets	(1,142)	(1,199)
Net deferred tax liabilities	$36,402	$35,109

Changes In Unrecognized Tax Benefits Balance For Federal, State, And Foreign Tax
Federal, State and Foreign Tax	2014	2013
Balance at beginning of year	$4,227	$4,793
Increases for tax positions related to the current year	470	255
Increases for tax positions related to prior years	484	488
Decreases for tax positions related to prior years	(657)	(1,238)
Lapse of statute of limitations	(38)	(24)
Settlements	(21)	(47)
Balance at end of year	4,465	4,227
Accrued interest and penalties	973	1,034
Gross unrecognized income tax benefits	5,438	5,261
Less: Deferred federal and state income tax benefits	(434)	(481)
Less: Tax attributable to timing items included above	(2,400)	(2,121)
Total UTB that, if recognized, would impact the
effective income tax rate as of the end of the year	$2,604	$2,659

Components Of Income Tax Expense
	2014	2013	2012
Federal:
Current	$1,609	$3,043	$451
Deferred – net	1,904	5,692	2,256
	3,513	8,735	2,707
State, local and foreign:
Current	61	(61)	702
Deferred – net	(132)	550	(509)
	(71)	489	193
Total	$3,442	$9,224	$2,900

Reconciliation Of Income Tax Expense Based On Federal Statutory Rate To Amount Per Effective Tax Rate
	2014	2013	2012
Taxes computed at federal statutory rate	$3,486	$9,722	$3,654
Increases (decreases) in income taxes resulting from:
State and local income taxes – net of federal income tax benefit	(127)	294	85
Connecticut wireline sale	325	-	-
Loss of foreign tax credits in connection with América Móvil sale	386	-	-
Other – net	(628)	(792)	(839)
Total	$3,442	$9,224	$2,900
Effective Tax Rate	34.6%	33.2%	27.8%